Segment information (Tables)	6 Months Ended
Jun. 30, 2018
Financial Position [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
Total Assets	June 30, 2018	December 31, 2017
Europe	$530,204	$501,700
Africa	459,974	472,411
North America	83,824	112,241
Total	$1,074,002	$1,086,352
Total liabilities	June 30, 2018	December 31, 2017
Europe	$3,283	$6,244
Africa	127,151	117,394
North America	11,054	9,573
Total	$141,488	$133,211

Income Statement [Member]
Statement Line Items [Line Items]
Segment Information by Geographical Area
	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Three months ended June 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(1,570)	$(12,237)
Africa	76,410	66,091	79,016	61,252	162	(39,500)
North America	-	-	-	-	(7,959)	(6,126)
Total	$76,410	$66,091	$79,016	$61,252	$(9,367)	$(57,863)

	Revenues		Cost of sales		Net income (loss) attributable to Nevsun shareholders
	Six months ended June 30,
	2018	2017	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
Europe	$-	$-	$-	$-	$(7,156)	$(22,975)
Africa	183,156	137,738	162,378	121,051	7,684	(35,836)
North America	-	-	-	-	(14,397)	(10,626)
Total	$183,156	$137,738	$162,378	$121,051	$(13,869)	$(69,437)